Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Off-balance sheet commitments	273,192	262,877
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	273,371	263,103
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(179)	(226)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,136	81,616
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,302	88,639
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,302	88,639
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,676,167	2,584,710
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,068)	(15,566)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,668	76,882
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,494,993	2,336,365
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,648)	(2,414)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	918,936	869,920
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,367)	(1,974)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,636	79,654
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(33)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	875,016	768,216
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(91)	(80)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,756	227,405
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,380)	(5,445)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,224	163,185
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,119)	(4,965)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,517	2,004
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,988	3,975
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(44)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,101	20,621
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,970)	(7,585)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,797	19,095
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,867)	(7,439)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304	177
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(42)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	317	319
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(70)	(122)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274	277
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(112)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	40
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(9)
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347,203	399,717
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	94,211	85,474
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	62,701	59,392
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	97,224	90,573
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	65,031	62,664
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,711	80,922
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	56,446	59,666
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,354	4,949
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,327	2,837
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	871	1,185
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	654,991	677,308
Financial assets and off-balance sheet loan commitments	2,664,099	2,569,144
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,020,735	1,906,543
Off-balance sheet commitments	655,432	678,167
Financial assets and off-balance sheet loan commitments	2,676,167	2,584,710
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,627)	(14,707)
Off-balance sheet commitments	(441)	(859)
Financial assets and off-balance sheet loan commitments	(12,068)	(15,566)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	627,258	659,049
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	627,637	659,783
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(379)	(734)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,733	18,259
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,795	18,384
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(62)	(125)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
IFRS 9 | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	594,308	604,195
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	594,473	604,485
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(165)	(290)
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	24,921	14,053
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	24,932	14,090
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(11)	(37)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	32,215	53,852
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	32,389	54,217
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(174)	(365)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,608	3,962
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,638	4,024
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(30)	(62)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	735	1,002
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	775	1,080
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(40)	(78)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	204	243
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	225	269
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(21)	(26)
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	(1)
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,814	1,037,987
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,136	81,616
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,158	772,233
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	917,569	867,946
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	918,936	869,920
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,367)	(1,974)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,622	79,621
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,636	79,654
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(33)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	874,925	768,136
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	875,016	768,216
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(91)	(80)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	116,105	158,220
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	119,224	163,185
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,119)	(4,965)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,514	1,995
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,517	2,004
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(9)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,934	3,931
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,988	3,975
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(54)	(44)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,930	11,656
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,797	19,095
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,867)	(7,439)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	262	135
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304	177
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(42)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	210	165
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	274	277
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(64)	(112)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37	31
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	40
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6)	(9)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,173	391,762
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,269	391,903
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,173	391,762
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,269	391,903
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,040	390,105
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,107	390,193
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(67)	(88)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,094	1,384
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,116	1,404
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	(20)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	234
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	257
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(23)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	39
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	49
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(10)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	406,376	407,267
Financial assets and off-balance sheet loan commitments	1,798,075	1,668,047
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	389,865	400,911
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,511	6,356
IFRS 9 | Strong | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	387,434	396,028
IFRS 9 | Strong | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,351	6,286
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,431	4,883
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	160	70
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544,695	506,231
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,978	71,318
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774,026	683,231
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	537,642	499,836
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,903	71,126
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	773,427	682,412
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,053	6,395
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75	192
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	599	819
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320,161	367,685
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320,161	367,685
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,557	367,542
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	604	143
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	141,199	162,533
Financial assets and off-balance sheet loan commitments	447,210	463,117
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	136,297	157,339
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,902	5,194
IFRS 9 | Good | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	129,455	143,600
IFRS 9 | Good | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,469	4,431
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,842	13,739
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	433	763
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,326	233,320
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,037	5,496
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,648	61,768
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	206,645	199,138
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,935	5,098
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	70,508	61,218
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,681	34,182
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102	398
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,140	550
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,298	12,678
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,298	12,678
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,196	12,585
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102	93
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	97,724	96,101
Financial assets and off-balance sheet loan commitments	369,625	382,834
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,558	90,784
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,166	5,317
IFRS 9 | Satisfactory | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	76,043	63,592
IFRS 9 | Satisfactory | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,929	3,163
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,515	27,192
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,237	2,154
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233,739	256,584
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,020	3,568
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,142	26,581
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	169,809	165,507
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,788	3,357
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,997	24,532
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,930	91,077
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232	211
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,145	2,049
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,677	10,409
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,677	10,409
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,354	10,066
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323	343
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,133	10,915
Financial assets and off-balance sheet loan commitments	40,843	49,772
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,142	9,668
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	991	1,247
IFRS 9 | Sub- standard | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,541	1,265
IFRS 9 | Sub- standard | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	183	210
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,601	8,403
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	808	1,037
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,404	36,970
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,118	1,276
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,188	611
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,840	5,439
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	73
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84	54
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,560	31,531
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,108	1,203
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,104	557
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	825
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	825
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	825
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	20,414	20,940
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	775	1,081
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	225	270
IFRS 9 | Credit impaired | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	775	1,080
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	225	269
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	1
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,067	19,372
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347	217
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,797	19,095
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304	177
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	270	277
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	40
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	306
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	257
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 46	$ 49